Schedule of stock options activity (Details) - $ / shares	1 Months Ended		12 Months Ended
	Dec. 31, 2023	Aug. 31, 2023	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Share-Based Payment Arrangement [Abstract]
Number of shares outstanding, beginning balance			4,440
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance			$ 39.03
Number of shares, granted	1,109,750	1,109,750		4,440	4,624
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price				$ 39.03	$ 415.16
Number of shares, exercised					(4,624)
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price					$ 415.16
Number of shares, exercised					4,624
Number of shares outstanding, ending balance			4,440	4,440
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance			$ 39.03	$ 39.03
Number of shares, vested and exercisable
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price
Number of shares, expected to vest			3,107
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price			$ 36.60